                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Liquid Asset Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

FUND REPORT

For the six-month period ended February 28, 2005

MARKET CONDITIONS

During the six months ended February 28, 2005, the U.S. economy experienced a solid expansion. Job growth - as measured by non-farm payrolls - improved from the pace of the preceding years, while the U.S. Gross Domestic Product (GDP) grew at a solid annualized rate in the fourth quarter of 2004. The Federal Open Market Committee (the "Fed") began its current tightening cycle at its June 30, 2004 meeting, and went on to increase its target rate for federal funds a cumulative 150 basis points over six separate meetings to 2.50 percent as of its February 2, 2005 meeting. The Fed's formal risk assessment was balanced, and it has stated that increases will continue at a "measured pace." Against this backdrop, money market fund yield levels began to rise from record lows.

PERFORMANCE ANALYSIS

As of February 28, 2005, the Morgan Stanley Liquid Asset Fund had net assets in excess of $19.1 billion. For the six-month period ended February 28, 2005, the Fund provided a return of 0.74 percent. For the seven-day period ended February 28, 2005, the Fund provided an effective annualized yield of 2.03 percent and a current annualized yield of 2.01 percent, while its 30-day moving average annualized yield for February 28, 2005 was 1.95 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and liquidity. By shortening the maturities of the portfolio's investments slightly, we were able to reinvest in higher yielding money market securities as rates climbed. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.


There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.


   PORTFOLIO COMPOSITION
   Commercial Paper                                    66.3%
   U.S. Government & Agency Obligations                14.6
   Certificates of Deposit                             13.4
   Bank Notes                                           5.6
   Repurchase Agreement                                 0.1

   MATURITY SCHEDULE
     1 -- 30 Days                                      39.2%
    31 -- 60 Days                                      50.5
    61 -- 90 Days                                       4.2
    91 -- 120 Days                                      3.6
   121 + Days                                           2.5

Data as of February 28, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM MONEY MARKET SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             09/01/04 -
                                                                     09/01/04            02/28/05             02/28/05
                                                                   -------------       -------------       ---------------
Actual (0.74% return).......................................         $1,000.00           $1,007.40              $2.94
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.87              $2.96

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED)

                                                         ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                                ON DATE OF        MATURITY
THOUSANDS                                                 PURCHASE           DATE              VALUE
----------------------------------------------------------------------------------------------------------
             Commercial Paper (67.1%)
             Asset-Backed - Auto (8.7%)
$  780,000   FCAR Owner Trust..........................  2.44-2.64%   03/08/05-04/21/05   $   777,599,472
   150,000   FCAR Owner Trust Series A1................    2.64            04/18/05           149,474,000
   350,000   New Center Asset Trust....................    2.65       04/12/05-04/14/05       348,885,333
   400,000   New Center Asset Trust Series A1..........  2.43-2.57    03/07/05-03/28/05       399,427,459
                                                                                          ---------------
                                                                                            1,675,386,264
                                                                                          ---------------
             Banking (1.1%)
    50,000   Bank of America Corp. ....................    2.61            04/18/05            49,827,333
   150,000   Citicorp..................................    2.53            03/10/05           149,905,500
                                                                                          ---------------
                                                                                              199,732,833
                                                                                          ---------------
             Finance - Automotive (1.8%)
    30,000   American Honda Finance Corp. .............    2.73            05/03/05            29,857,725
   310,000   Toyota Motor Credit Corp. ................  2.53-3.02    03/07/05-10/04/05       309,476,689
                                                                                          ---------------
                                                                                              339,334,414
                                                                                          ---------------
             Finance - Consumer (1.9%)
   370,000   HSBC Finance Corp. .......................  2.47-2.56    03/14/05-03/23/05       369,500,978
                                                                                          ---------------
             Financial Conglomerates (4.9%)
   935,000   General Electric Capital Corp. ...........  1.99-3.23    03/04/05-11/16/05       928,773,666
                                                                                          ---------------
             Insurance (1.0%)
    50,000   American General Finance Corp. ...........    2.65            04/19/05            49,820,333
   150,000   Prudential Funding LLC....................    2.55            03/24/05           149,756,584
                                                                                          ---------------
                                                                                              199,576,917
                                                                                          ---------------
             International Banks (45.1%)
   933,000   Barclays U.S. Funding Corp. ..............  2.39-2.65    03/03/05-04/18/05       931,258,692
   370,000   BNP Paribas Finance, Inc..................  2.43-2.49    03/07/05-03/22/05       369,569,067
    70,000   Calyon North America, Inc. ...............    2.60            04/18/05            69,759,200
   400,000   Deutsche Bank Financial LLC...............    2.55            03/29/05           399,209,778
   715,000   HBOS Treasury Services plc................  2.40-2.77    03/09/05-05/11/05       713,310,993
   520,000   ING (U.S.) Funding LLC....................  2.49-2.65    03/15/05-04/19/05       519,150,910
   700,000   Natexis Banques Populaires
               U.S. Finance Co. LLC....................  2.60-2.61    04/05/05-04/08/05       698,193,139
   550,000   National Australia Funding (Delaware)
               Inc. ...................................  2.51-2.53    03/03/05-03/28/05       549,270,667
   280,000   Nordea North America Inc. ................  2.46-2.54    03/14/05-04/11/05       279,453,632
   545,000   Rabobank USA Financial Corp. .............  2.47-2.70    03/30/05-04/29/05       543,658,486
   465,000   Royal Bank of Canada......................  2.47-2.67    03/17/05-04/13/05       464,102,075
   895,000   Royal Bank of Scotland plc................  2.39-2.65    03/04/05-04/15/05       893,054,793
   580,000   Societe Generale N.A., Inc................  2.47-2.78    03/23/05-06/03/05       576,312,866

                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

                                                         ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                                ON DATE OF        MATURITY
THOUSANDS                                                 PURCHASE           DATE              VALUE
----------------------------------------------------------------------------------------------------------
$  300,000   Svenska Handelsbanken Inc. ...............  2.45-2.62%   03/10/05-04/12/05   $   299,451,750
   390,000   Swedbank..................................  2.47-2.61    03/14/05-04/14/05       389,167,383
   822,000   UBS Finance (Delaware) LLC................  2.43-2.70    03/08/05-04/22/05       819,796,995
    45,000   UniCredit Delaware Inc. ..................    2.62            04/13/05            44,860,250
    85,000   Westpac Capital Corp. ....................    2.42            03/09/05            84,954,478
                                                                                          ---------------
                                                                                            8,644,535,154
                                                                                          ---------------
             Investment Banks/Brokers (2.6%)
   500,000   Citigroup Global Markets Holdings Inc. ...  2.51-2.61    03/11/05-04/06/05       499,113,778
                                                                                          ---------------
             Total Commercial Paper (Cost $12,855,954,004)..............................   12,855,954,004
                                                                                          ---------------
             U.S. Government & Agency Obligations (14.7%)
    18,000   Federal Farm Credit Bank..................    2.29            07/21/05            17,839,895
   635,000   Federal Home Loan Banks...................  1.88-2.65    03/18/05-06/17/05       633,015,312
   754,000   Federal National Mortgage Assoc. .........  1.98-2.79    04/01/05-05/25/05       751,162,747
 1,031,000   Freddie Mac...............................  2.00-3.07    03/11/05-12/12/05     1,026,321,766
   400,000   U.S. Treasury Bills.......................  1.97-2.00    04/07/05-04/14/05       399,115,111
                                                                                          ---------------
             Total U.S. Government & Agency Obligations (Cost $2,827,454,831)...........    2,827,454,831
                                                                                          ---------------
             Certificates of Deposit (13.6%)
   300,000   Branch Banking & Trust Co., N.C. .........  2.53-2.55    03/29/05-03/31/05       300,000,000
   250,000   Citibank, N.A. ...........................    2.82            05/25/05           250,000,000
   945,000   First Tennessee Bank, N.A. ...............  2.50-2.72    03/21/05-04/25/05       945,000,000
   200,000   SunTrust Bank.............................    2.58            04/21/05           200,000,000
   910,000   Wells Fargo Bank, N.A. ...................  2.49-2.56    03/01/05-03/31/05       910,000,000
                                                                                          ---------------
             Total Certificates of Deposit (Cost $2,605,000,000)........................    2,605,000,000
                                                                                          ---------------
             Short-Term Bank Notes (5.7%)
   795,000   Bank of America, N.A. ....................  2.62-2.68    04/20/05-04/28/05       795,000,000
   300,000   Standard Federal Bank, N.A. ..............  2.63-2.67    04/15/05-04/20/05       300,000,000
                                                                                          ---------------
             Total Short-Term Bank Notes (Cost $1,095,000,000)..........................    1,095,000,000
                                                                                          ---------------

                       See Notes to Financial Statements
 6

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

                                                         ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                                ON DATE OF        MATURITY
THOUSANDS                                                 PURCHASE           DATE              VALUE
----------------------------------------------------------------------------------------------------------
             Repurchase Agreement (0.1%)
$10,066      The Bank of New York (dated 02/28/05;
               proceeds $10,066,923) (a) (Cost
               $10,066,259)............................   2.375%           03/01/05       $    10,066,259
                                                                                          ---------------
            Total Investments (Cost $19,393,475,094) (b)..................    101.2%       19,393,475,094

            Liabilities in Excess of Other Assets.........................     (1.2)         (228,006,112)
                                                                              -----       ---------------
            Net Assets....................................................    100.0%      $19,165,468,982
                                                                              =====       ===============

---------------------

    (a)  Collateralized by Federal National Mortgage Assoc. 6.00% due
         10/01/34 valued at $10,267,584.
    (b)  Cost is the same for federal income tax purposes.

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $19,393,475,094)....................................  $19,393,475,094
Cash........................................................           90,001
Receivable for:
    Interest................................................        6,334,695
    Capital stock sold......................................        1,826,312
Prepaid expenses and other assets...........................           68,290
                                                              ---------------
    Total Assets............................................   19,401,794,392
                                                              ---------------
Liabilities:
Payable for:
    Capital stock redeemed..................................      229,869,626
    Investment advisory fee.................................        3,186,514
    Distribution fee........................................        1,482,950
    Administration fee......................................          741,475
Accrued expenses and other payables.........................        1,044,845
                                                              ---------------
    Total Liabilities.......................................      236,325,410
                                                              ---------------
    Net Assets..............................................  $19,165,468,982
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $19,164,778,827
Accumulated undistributed net investment income.............          690,155
                                                              ---------------
    Net Assets..............................................  $19,165,468,982
                                                              ===============
Net Asset Value Per Share,
19,165,450,001 shares outstanding
(50,000,000,000 shares authorized of $.01 par value)........            $1.00
                                                              ===============

                       See Notes to Financial Statements
 8

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $203,257,277
                                                              ------------
Expenses
Investment advisory fee.....................................    22,878,859
Transfer agent fees and expenses............................    20,745,412
Distribution fee............................................     9,880,251
Administration fee..........................................     3,242,006
Shareholder reports and notices.............................       373,582
Custodian fees..............................................       221,434
Registration fees...........................................       154,586
Directors' fees and expenses................................       131,618
Professional fees...........................................        51,067
Other.......................................................       436,742
                                                              ------------
    Total Expenses..........................................    58,115,557
                                                              ------------
    Net Investment Income...................................   145,141,720
    Net Realized Gain.......................................           117
                                                              ------------
Net Increase................................................  $145,141,837
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2005   AUGUST 31, 2004
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   145,141,720    $   122,377,207
Net realized gain...........................................               117              1,006
                                                               ---------------    ---------------
    Net Increase............................................       145,141,837        122,378,213
                                                               ---------------    ---------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (145,139,065)      (122,390,326)
Net realized gain...........................................              (117)            (1,006)
                                                               ---------------    ---------------
    Total Dividends and Distributions.......................      (145,139,182)      (122,391,332)
                                                               ---------------    ---------------

Net decrease from capital stock transactions................    (1,309,291,224)    (2,606,181,892)
                                                               ---------------    ---------------
    Net Decrease............................................    (1,309,288,569)    (2,606,195,011)
Net Assets:
Beginning of period.........................................    20,474,757,551     23,080,952,562
                                                               ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $690,155 and $687,500, respectively).....................   $19,165,468,982    $20,474,757,551
                                                               ===============    ===============

                       See Notes to Financial Statements
 10

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets in excess of $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets exceeding $30 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of the daily net assets in excess of $25 billion but not exceeding $30 billion; and 0.246% to the portion of the daily net assets exceeding $30 billion.

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended February 28, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended February 28, 2005, aggregated $58,524,437,203 and $59,966,607,572, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At February 28, 2005, the Fund had transfer agent fees and expenses payable of approximately $399,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended February 28, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $3,712. At February 28, 2005, the Fund had an accrued pension liability of $62,230 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Capital Stock

Transactions in capital stock, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2005   AUGUST 31, 2004
                                                              -----------------   ---------------
                                                                 (unaudited)
Shares sold.................................................    25,931,889,293     58,528,750,330
Shares issued in reinvestment of dividends and
  distributions.............................................       144,921,469        122,175,653
                                                               ---------------    ---------------
                                                                26,076,810,762     58,650,925,983
Shares redeemed.............................................   (27,386,101,986)   (61,257,107,875)
                                                               ---------------    ---------------
Net decrease................................................    (1,309,291,224)    (2,606,181,892)
                                                               ===============    ===============

6. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                  FOR THE SIX                 FOR THE YEAR ENDED AUGUST 31,
                                                 MONTHS ENDED      ----------------------------------------------------
                                               FEBRUARY 28, 2005     2004       2003       2002       2001       2000
                                               -----------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.........       $   1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    --------        ------     ------     ------     ------     ------

Net income from investment operations........          0.007         0.006      0.009      0.018      0.051      0.055

Less dividends from net investment income....         (0.007)+      (0.006)+   (0.009)    (0.018)+   (0.051)+   (0.055)
                                                    --------        ------     ------     ------     ------     ------

Net asset value, end of period...............       $   1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    ========        ======     ======     ======     ======     ======

Total Return.................................           0.74%(1)      0.58%      0.86%      1.78%      5.24%      5.69%

Ratios to Average Net Assets:
Expenses.....................................           0.59%(2)      0.58%      0.56%      0.56%      0.57%      0.58%

Net investment income........................           1.47%(2)      0.57%      0.85%      1.76%      5.04%      5.51%

Supplemental Data:
Net assets, end of period, in millions.......        $19,165       $20,475    $23,081    $23,931    $23,187    $19,628

---------------------

    +    Includes capital gain distribution of less than $0.001.
    (1)  Not annualized.
    (2)  Annualized.

                       See Notes to Financial Statements

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Liquid Asset Fund
Semiannual Report
February 28, 2005

37925RPT-RA05-00295P-Y02/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                       3